Exhibit 99.1

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
CONTACT INFORMATION
Master Servicer Wells Fargo Bank, National Association
Certificate Administrator Citibank, N.A.
Trustee Citibank, N.A.
Special Servicer Rialto Capital Advisors, LLC
Depositor Morgan Stanley Capital I Inc.
Trust Advisor Pentalpha Surveillance LLC.
CONTENTS
Distribution Summary 2
Distribution Summary (Factors) 4
Interest Distribution Detail 5
Principal Distribution Detail 6
Reconciliation Detail 7
Other Information 8
Stratification Detail 11
Mortgage Loan Detail 14
Delinquency Loan Detail 17
Appraisal Reduction Detail 19
Loan Modification Detail 21
Specially Serviced Loan Detail 23
Unscheduled Principal Detail 25
Liquidated Loan Detail 27
CREFC Legends 29
Deal Contact: John Hannon Citibank, N.A.
john.hannon@citi.com Agency and Trust
Tel: (212) 816-5693 388 Greenwich Street, 14th Floor
Fax: (212) 816-5527 New York, NY 10013
Reports Available at www.sf.citidirect.com Page 1 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Distribution Summary
DISTRIBUTION IN DOLLARS
Class (1)
Original Balance (2)
Prior Principal Balance (3)
Pass-Through Rate (4)
Accrual Day Count Fraction (5)
Accrual Dates (6)
Interest Distributed (7)
Principal Distributed (8)
PPP and YM Distributed (9)
Total Distributed (10)=(7+8+9)
Deferred Interest (11)
Realized Loss (12)
Current Principal Balance (13)=(3-8+11-12)
A-1 40,800,000.00 35,602,379.25 1.551000% 30/360 06/01 - 06/30 46,016.08 552,069.81 0.00 598,085.89 0.00 0.00 35,050,309.44
A-2 174,800,000.00 174,800,000.00 3.119000% 30/360 06/01 - 06/30 454,334.33 0.00 0.00 454,334.33 0.00 0.00 174,800,000.00
A-SB 74,400,000.00 74,400,000.00 3.477000% 30/360 06/01 - 06/30 215,574.00 0.00 0.00 215,574.00 0.00 0.00 74,400,000.00
A-3 59,800,000.00 59,800,000.00 3.530000% 30/360 06/01 - 06/30 175,911.67 0.00 0.00 175,911.67 0.00 0.00 59,800,000.00
A-4 130,000,000.00 130,000,000.00 3.443000% 30/360 06/01 - 06/30 372,991.67 0.00 0.00 372,991.67 0.00 0.00 130,000,000.00
A-5 245,991,000.00 245,991,000.00 3.741000% 30/360 06/01 - 06/30 766,876.94 0.00 0.00 766,876.94 0.00 0.00 245,991,000.00
A-S 44,066,000.00 44,066,000.00 4.011000% 30/360 06/01 - 06/30 147,290.61 0.00 0.00 147,290.61 0.00 0.00 44,066,000.00
B 81,651,000.00 81,651,000.00 4.464000% 30/360 06/01 - 06/30 303,741.72 0.00 0.00 303,741.72 0.00 0.00 81,651,000.00
C 59,619,000.00 59,619,000.00 4.452419% 30/360 06/01 - 06/30 221,207.33 0.00 0.00 221,207.33 0.00 0.00 59,619,000.00
D (144A) 46,658,000.00 46,658,000.00 4.698419% 30/360 06/01 - 06/30 182,682.38 0.00 0.00 182,682.38 0.00 0.00 46,658,000.00
E (144A) 25,817,000.00 25,817,000.00 3.500000% 30/360 06/01 - 06/30 75,299.58 0.00 0.00 75,299.58 0.00 0.00 25,817,000.00
F (144A) 14,993,000.00 14,993,000.00 3.500000% 30/360 06/01 - 06/30 43,729.58 0.00 0.00 43,729.58 0.00 0.00 14,993,000.00
G (144A) 38,249,774.00 38,249,774.00 3.500000% 30/360 06/01 - 06/30 111,561.81 0.00 0.00 111,561.81 0.00 0.00 38,249,774.00
V 0.00 0.00 0.000000% 30/360 - 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00 0.000000% - - 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals 1,036,844,774.00 1,031,647,153.25 3,117,217.70 552,069.81 0.00 3,669,287.51 0.00 0.00 1,031,095,083.44
Notional Classes
X-A 769,857,000.00 764,659,379.25 1.278865% 30/360 06/01 - 06/30 814,913.46 0.00 0.00 814,913.46 0.00 0.00 764,107,309.44
X-B (144A) 141,270,000.00 141,270,000.00 0.239307% 30/360 06/01 - 06/30 28,172.37 0.00 0.00 28,172.37 0.00 0.00 141,270,000.00
X-C (144A) 79,059,774.00 79,059,774.00 1.198419% 30/360 06/01 - 06/30 78,955.64 0.00 0.00 78,955.64 0.00 0.00 79,059,774.00
Totals 990,186,774.00 984,989,153.25 922,041.47 0.00 0.00 922,041.47 0.00 0.00 984,437,083.44
Non-Active Exchangeable Certificates
Reports Available at www.sf.citidirect.com Page 2 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Distribution Summary
DISTRIBUTION IN DOLLARS
Class (1)
Original Balance (2)
Prior Principal Balance (3)
Pass-Through Rate (4)
Accrual Day Count Fraction (5)
Accrual Dates (6)
Interest Distributed (7)
Principal Distributed (8)
PPP and YM Distributed (9)
Total Distributed (10)=(7+8+9)
Deferred Interest (11)
Realized Loss (12)
Current Principal Balance (13)=(3-8+11-12)
PST 185,336,000.00 185,336,000.00 4.352568% 30/360 06/01 - 06/30 0.00 0.00 0.00 0.00 0.00 0.00 185,336,000.00
Reports Available at www.sf.citidirect.com Page 3 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Distribution Summary (Factors)
PER $1,000 OF ORIGINAL BALANCE
Class
CUSIP
Record Date
Prior Principal Balance (3)/(2) x 1000
Interest Distributed (7)/(2) x 1000
Principal Distributed (8)/(2) x 1000
PPP and YM Distributed (9)/(2) x 1000
Total Distributed (10)/(2) x 1000
Deferred Interest (11)/(2) x 1000
Realized Loss (12)/(2) x 1000
Current Principal Balance (14)/(2) x 1000
A-1 61763UAU6 06/30/2015 872.607335 1.127845 13.531123 0.000000 14.658968 0.000000 0.000000 859.076212
A-2 61763UAV4 06/30/2015 1,000.000000 2.599167 0.000000 0.000000 2.599167 0.000000 0.000000 1,000.000000
A-SB 61763UAW2 06/30/2015 1,000.000000 2.897500 0.000000 0.000000 2.897500 0.000000 0.000000 1,000.000000
A-3 61763UAX0 06/30/2015 1,000.000000 2.941667 0.000000 0.000000 2.941667 0.000000 0.000000 1,000.000000
A-4 61763UAY8 06/30/2015 1,000.000000 2.869167 0.000000 0.000000 2.869167 0.000000 0.000000 1,000.000000
A-5 61763UAZ5 06/30/2015 1,000.000000 3.117500 0.000000 0.000000 3.117500 0.000000 0.000000 1,000.000000
A-S 61763UBB7 06/30/2015 1,000.000000 3.342500 0.000000 0.000000 3.342500 0.000000 0.000000 1,000.000000
B 61763UBC5 06/30/2015 1,000.000000 3.720000 0.000000 0.000000 3.720000 0.000000 0.000000 1,000.000000
C 61763UBE1 06/30/2015 1,000.000000 3.710350 0.000000 0.000000 3.710350 0.000000 0.000000 1,000.000000
D (144A) 61763UAE2 06/30/2015 1,000.000000 3.915350 0.000000 0.000000 3.915350 0.000000 0.000000 1,000.000000
E (144A) 61763UAG7 06/30/2015 1,000.000000 2.916667 0.000000 0.000000 2.916667 0.000000 0.000000 1,000.000000
F (144A) 61763UAJ1 06/30/2015 1,000.000000 2.916666 0.000000 0.000000 2.916666 0.000000 0.000000 1,000.000000
G (144A) 61763UAL6 06/30/2015 1,000.000000 2.916666 0.000000 0.000000 2.916666 0.000000 0.000000 1,000.000000
V 61763UAR3 06/30/2015 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000
R 61763UAT9 06/30/2015 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000 0.000000
X-A 61763UBA9 06/30/2015 993.248589 1.058526 0.000000 0.000000 1.058526 0.000000 0.000000 992.531482
X-B (144A) 61763UAA0 06/30/2015 1,000.000000 0.199422 0.000000 0.000000 0.199422 0.000000 0.000000 1,000.000000
X-C (144A) 61763UAC6 06/30/2015 1,000.000000 0.998683 0.000000 0.000000 0.998683 0.000000 0.000000 1,000.000000
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Interest Distribution Detail
DISTRIBUTION IN DOLLARS
Class (1)
Prior Principal Balance (2)
Pass-Through Rate (3)
Accrual Day Count Fraction
Optimal Accrued Interest (6)
Prior Unpaid Interest (7)
Interest on Prior Unpaid Interest (8)
Non-Recov. Interest Shortfall (9)
Interest Due (10)=(6)+(7)+(8)-(9)
Deferred Interest (11)
Interest Distributed (12)
Current Unpaid Interest (13)=(10)-(11)-(12)
A-1 35,602,379.25 1.55100% 30/360 46,016.08 0.00 0.00 0.00 46,016.08 0.00 46,016.08 0.00
A-2 174,800,000.00 3.11900% 30/360 454,334.33 0.00 0.00 0.00 454,334.33 0.00 454,334.33 0.00
A-SB 74,400,000.00 3.47700% 30/360 215,574.00 0.00 0.00 0.00 215,574.00 0.00 215,574.00 0.00
A-3 59,800,000.00 3.53000% 30/360 175,911.67 0.00 0.00 0.00 175,911.67 0.00 175,911.67 0.00
A-4 130,000,000.00 3.44300% 30/360 372,991.67 0.00 0.00 0.00 372,991.67 0.00 372,991.67 0.00
A-5 245,991,000.00 3.74100% 30/360 766,876.94 0.00 0.00 0.00 766,876.94 0.00 766,876.94 0.00
A-S 44,066,000.00 4.01100% 30/360 147,290.61 0.00 0.00 0.00 147,290.61 0.00 147,290.61 0.00
B 81,651,000.00 4.46400% 30/360 303,741.72 0.00 0.00 0.00 303,741.72 0.00 303,741.72 0.00
C 59,619,000.00 4.45242% 30/360 221,207.33 0.00 0.00 0.00 221,207.33 0.00 221,207.33 0.00
D (144A) 46,658,000.00 4.69842% 30/360 182,682.38 0.00 0.00 0.00 182,682.38 0.00 182,682.38 0.00
E (144A) 25,817,000.00 3.50000% 30/360 75,299.58 0.00 0.00 0.00 75,299.58 0.00 75,299.58 0.00
F (144A) 14,993,000.00 3.50000% 30/360 43,729.58 0.00 0.00 0.00 43,729.58 0.00 43,729.58 0.00
G (144A) 38,249,774.00 3.50000% 30/360 111,561.84 0.22 0.00 0.00 111,562.06 0.00 111,561.81 0.25
V 0.00 0.00000% 30/360 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
R 0.00 0.00000% - 0.00 0.00 0.00 0.00 0.00 0.00 0.00 0.00
Totals 1,031,647,153.25 3,117,217.73 0.22 0.00 0.00 3,117,217.95 0.00 3,117,217.70 0.25
Notional Classes
X-A 764,659,379.25 1.27886% 30/360 814,913.46 0.00 0.00 0.00 814,913.46 0.00 814,913.46 0.00
X-B (144A) 141,270,000.00 0.23931% 30/360 28,172.37 0.00 0.00 0.00 28,172.37 0.00 28,172.37 0.00
X-C (144A) 79,059,774.00 1.19842% 30/360 78,955.64 0.00 0.00 0.00 78,955.64 0.00 78,955.64 0.00
Totals 984,989,153.25 922,041.47 0.00 0.00 0.00 922,041.47 0.00 922,041.47 0.00
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Principal Distribution Detail
DISTRIBUTION IN DOLLARS
Class (1)
Original Balance (2)
Prior Principal Balance (3)
Scheduled Principal Distribution (4)
Unscheduled Principal Distribution (5)
Accreted Principal (6)
Current Realized Loss (7)
Current Principal Recoveries (8)
Current Principal Balance (9)=(3)-(4)-(5)+(6)-(7)+(8)
Cumulative Realized Loss (10)
Original Class (%) (11)
Current Class (%) (12)
Original Credit Support (13)
Current Credit Support (14)
A-1 40,800,000.00 35,602,379.25 552,069.81 0.00 0.00 0.00 0.00 35,050,309.44 0.00 3.94% 3.40% 30.00% 30.17%
A-2 174,800,000.00 174,800,000.00 0.00 0.00 0.00 0.00 0.00 174,800,000.00 0.00 16.86% 16.95% 30.00% 30.17%
A-SB 74,400,000.00 74,400,000.00 0.00 0.00 0.00 0.00 0.00 74,400,000.00 0.00 7.18% 7.22% 30.00% 30.17%
A-3 59,800,000.00 59,800,000.00 0.00 0.00 0.00 0.00 0.00 59,800,000.00 0.00 5.77% 5.80% 30.00% 30.17%
A-4 130,000,000.00 130,000,000.00 0.00 0.00 0.00 0.00 0.00 130,000,000.00 0.00 12.54% 12.61% 30.00% 30.17%
A-5 245,991,000.00 245,991,000.00 0.00 0.00 0.00 0.00 0.00 245,991,000.00 0.00 23.73% 23.86% 30.00% 30.17%
A-S 44,066,000.00 44,066,000.00 0.00 0.00 0.00 0.00 0.00 44,066,000.00 0.00 4.25% 4.27% 25.75% 25.89%
B 81,651,000.00 81,651,000.00 0.00 0.00 0.00 0.00 0.00 81,651,000.00 0.00 7.87% 7.92% 17.88% 17.97%
C 59,619,000.00 59,619,000.00 0.00 0.00 0.00 0.00 0.00 59,619,000.00 0.00 5.75% 5.78% 12.13% 12.19%
D (144A) 46,658,000.00 46,658,000.00 0.00 0.00 0.00 0.00 0.00 46,658,000.00 0.00 4.50% 4.53% 7.63% 7.67%
E (144A) 25,817,000.00 25,817,000.00 0.00 0.00 0.00 0.00 0.00 25,817,000.00 0.00 2.49% 2.50% 5.14% 5.16%
F (144A) 14,993,000.00 14,993,000.00 0.00 0.00 0.00 0.00 0.00 14,993,000.00 0.00 1.45% 1.45% 3.69% 3.71%
G (144A) 38,249,774.00 38,249,774.00 0.00 0.00 0.00 0.00 0.00 38,249,774.00 0.00 3.69% 3.71% 0.00% 0.00%
Totals 1,036,844,774.00 1,031,647,153.25 552,069.81 0.00 0.00 0.00 0.00 1,031,095,083.44 0.00 100.00% 100.00%
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Reconciliation Detail
SOURCE OF FUNDS
Interest Funds Available
Scheduled Interest 4,059,978.09
Prepayment Interest Shortfall 0.00
Interest Adjustments 0.00
Realized Loss in Excess of Principal Balance 0.00
Total Interest Funds Available: 4,059,978.09
Principal Funds Available
Scheduled Principal 552,069.81
Curtailments 0.00
Principal Prepayments 0.00
Net Liquidation Proceeds 0.00
Repurchased Principal 0.00
Substitution Principal 0.00
Other Principal 0.00
Total Principal Funds Available: 552,069.81
Other Funds Available
Yield Maintenance Charges 0.00
Withdrawal of Withheld Amounts from the Interest Reserve Account 0.00
Deposit of Withheld Amounts to the Interest Reserve Account 0.00
Total Other Funds Available: 0.00
Total Funds Available 4,612,047.90
ALLOCATION OF FUNDS
Scheduled Fees
Servicing Fee 17,194.12
Trustee Fee 1,547.48
Custodian Fee 515.82
Trust Advisor Fee 1,031.65
CREFC® Intellectual Property Royalty License Fee 429.85
Total Scheduled Fees: 20,718.92
Additional Fees, Expenses, etc.
Additional Servicing Fee 0.00
Special Servicing Fee 0.00
Work-out Fee 0.00
Liquidation Fee 0.00
Trust Fund Expenses 0.00
Trust Advisor Expenses 0.00
Reimbursement of Nonrecoverable Advances 0.00
Reimbursement of Interest on P & I Advances 0.00
Interest on Servicing Advances Paid 0.00
Borrower Reimbursable Trust Fund Expenses 0.00
Other Expenses 0.00
Total Additional Fees, Expenses, etc.: 0.00
Distribution to Certificateholders
Interest Distribution 4,039,259.17
Principal Distribution 552,069.81
Yield Maintenance Charge Distribution 0.00
Total Distribution to Certificateholders: 4,591,328.98
Total Funds Allocated 4,612,047.90
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Other Information
Collateral Support Deficit Allocation
Class A-1 0.00
Class A-2 0.00
Class A-SB 0.00
Class A-3 0.00
Class A-5 0.00
Class A-4 0.00
Class A-S 0.00
Class PST 0.00
Class B 0.00
Class C 0.00
Class D 0.00
Class E 0.00
Class F 0.00
Class G 0.00
Excess Trust Advisor Expenses Allocation
Class A-1 0.00
Class A-2 0.00
Class A-SB 0.00
Class A-3 0.00
Class A-4 0.00
Class A-5 0.00
Class A-S 0.00
Class PST 0.00
Class B 0.00
Class C 0.00
Class D 0.00
Class E 0.00
Class F 0.00
Class G 0.00
Unreimbursed Interest Shortfalls Due to Excess Trust Advisor Expenses
Class PST 0.00
Class B 0.00
Class C 0.00
Class D 0.00
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Reimbursement of Collateral Support Deficit
Class A-1 0.00
Class A-2 0.00
Class A-SB 0.00
Class A-3 0.00
Class A-4 0.00
Class A-5 0.00
Class A-S 0.00
Class PST 0.00
Class B 0.00
Class C 0.00
Class D 0.00
Class E 0.00
Class F 0.00
Class G 0.00
Reimbursement of Excess Trust Advisor Expenses
Class A-1 0.00
Class A-2 0.00
Class A-SB 0.00
Class A-3 0.00
Class A-4 0.00
Class A-5 0.00
Class A-S 0.00
Class PST 0.00
Class B 0.00
Class C 0.00
Class D 0.00
Class E 0.00
Class F 0.00
Class G 0.00
Interest Reserve Account Information
Beginning Interest Reserve Account Balance 0.00
Deposit of Withheld Amounts to the Interest Reserve Account 0.00
Withdrawal of Withheld Amounts from the Interest Reserve Account 0.00
Ending Interest Reserve Account Balance 0.00
Excess Liquidation Proceeds Reserve Account Information
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Beginning Excess Liquidation Proceeds Reserve Account Balance 0.00
Deposit to the Excess Liquidation Proceeds Reserve Account 0.00
Withdrawal from the Excess Liquidation Proceeds Reserve Account 0.00
Ending Excess Liquidation Proceeds Reserve Account Balance 0.00
Controlling Class Information
The Controlling Class is Class G.
The Controlling Class Representative is RREF II CMBS AIV, LP.
There Are No Disclosable Special Servicer Fees.
There Are No Defeased Loans This Period.
No Loans Experienced a Material Breach This Period.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Stratification Detail
Ending Scheduled Balance
Ending Sched Balance # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
1 to 5,000,000 21 79,301,532.06 7.69 4.7700 101 1.622579
5,000,001 to 10,000,000 16 119,571,618.42 11.60 4.7061 99 1.630065
10,000,001 to 15,000,000 8 94,564,606.86 9.17 4.4644 92 1.660084
15,000,001 to 20,000,000 5 89,471,223.92 8.68 4.6578 107 1.546662
20,000,001 to 25,000,000 7 159,663,158.78 15.48 4.6892 108 2.029022
25,000,001 to 30,000,000 2 53,695,000.00 5.21 4.7693 108 1.551374
30,000,001 to 35,000,000 2 66,477,302.06 6.45 4.5698 108 1.247788
35,000,001 to 40,000,000 1 37,000,000.00 3.59 4.8000 287 1.287700
40,000,001 to 45,000,000 1 43,600,000.00 4.23 4.7387 72 1.818000
45,000,001 to 50,000,000 3 147,350,641.20 14.29 5.1831 103 1.267711
50,000,001 to 55,000,000 0 0.00 0.00 0.0000 0 0.000000
55,000,001 to 60,000,000 0 0.00 0.00 0.0000 0 0.000000
60,000,001 to 65,000,000 1 61,500,000.00 5.96 4.3000 47 1.910000
65,000,001 to 70,000,000 0 0.00 0.00 0.0000 0 0.000000
70,000,001 to 75,000,000 0 0.00 0.00 0.0000 0 0.000000
75,000,001 to 80,000,000 1 78,900,000.00 7.65 4.6700 48 1.538100
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
(When current DSCR is not available, the most currently provided DSCR will be used.)
State
State # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
1 49,025,320.60 4.75 5.2400 103 1.650000
Alabama 1 4,500,000.00 0.44 4.7000 108 1.667900
Arkansas 1 5,000,000.00 0.48 4.6000 108 1.520000
Arizona 5 87,963,973.71 8.53 4.4161 57 1.886157
California 15 213,889,828.36 20.74 4.6543 102 1.860442
Colorado 1 4,250,000.00 0.41 4.6800 108 1.600000
Connecticut 1 8,000,000.00 0.78 4.4400 108 1.805800
Florida 3 30,429,627.09 2.95 4.5715 108 2.065058
Georgia 2 51,587,500.00 5.00 5.0598 101 1.313739
Hawaii 1 37,000,000.00 3.59 4.8000 287 1.287700
Illinois 1 3,700,000.00 0.36 4.6900 108 2.025500
Indiana 2 5,574,056.15 0.54 4.8166 108 1.491067
Kentucky 2 42,446,898.63 4.12 4.7091 108 1.076247
Massachusetts 2 96,900,000.00 9.40 4.6496 59 1.525989
Michigan 1 2,033,655.79 0.20 5.0200 108 1.545400
Mississippi 1 33,000,000.00 3.20 4.6000 107 1.235400
North Carolina 4 48,027,946.57 4.66 4.7538 101 2.099583
New Jersey 2 42,335,280.11 4.11 4.5118 108 1.292996
New Mexico 1 43,600,000.00 4.23 4.7387 72 1.818000
Nevada 1 12,400,000.00 1.20 4.6200 108 1.350000
New York 5 38,766,532.83 3.76 4.5494 108 1.470019
Oregon 1 4,612,194.12 0.45 5.4000 108 0.970100
Pennsylvania 1 49,025,320.60 4.75 5.2400 103 0.933400
South Carolina 2 25,158,918.85 2.44 4.5629 107 1.355303
Tennessee 1 5,158,376.27 0.50 5.3000 109 1.960000
Texas 7 66,159,688.78 6.42 4.7270 107 1.719913
Virginia 3 20,549,964.84 1.99 4.7823 78 1.570566
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Stratification Detail
Seasoning
Seasoning # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
12 Months or Less 45 597,509,398.32 57.95 4.6949 105 1.571837
13 to 24 Months 22 420,930,626.36 40.82 4.7721 96 1.673446
25 to 36 Months 1 12,655,058.62 1.23 4.3700 95 1.430000
37 to 48 Months 0 0.00 0.00 0.0000 0 0.000000
49 Months or Greater 0 0.00 0.00 0.0000 0 0.000000
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
Debt Service Coverage Ratio
Debt Service Coverage Ratio # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
1.250 or Less 12 229,221,540.70 22.23 4.9002 106 1.122815
1.251 to 1.500 18 257,234,224.18 24.95 4.6694 129 1.341112
1.501 to 1.750 16 211,866,432.02 20.55 4.7731 77 1.605092
1.751 to 2.000 10 172,003,573.47 16.68 4.5573 75 1.858323
2.001 to 2.250 6 80,568,256.96 7.81 4.6773 107 2.130756
2.251 to 2.500 3 42,435,462.51 4.12 4.6823 108 2.382627
2.501 to 2.750 0 0.00 0.00 0.0000 0 0.000000
2.751 to 3.000 1 10,978,093.46 1.06 4.4200 105 2.754400
3.001 to 3.250 0 0.00 0.00 0.0000 0 0.000000
3.251 to 3.500 1 2,287,500.00 0.22 4.8400 48 3.334000
3.501 to 3.750 1 24,500,000.00 2.38 4.6810 106 3.632200
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
(When current DSCR is not available, the most currently provided DSCR will be used.)
Property Type
Property Type # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
Other 3 94,025,320.60 9.12 4.9988 176 1.520687
Multifamily 8 125,526,637.16 12.17 4.8289 100 1.410081
Retail 33 423,063,609.63 41.03 4.5881 93 1.561966
Industrial 2 7,290,000.00 0.71 4.7392 88 1.324778
Mobile Home Park 1 2,446,235.40 0.24 5.0500 107 2.184600
Office 6 40,819,873.50 3.96 4.5712 76 1.771878
Mixed Use 4 159,730,000.00 15.49 4.6468 78 1.487230
Lodging 10 169,335,428.96 16.42 4.9448 106 2.028220
Self Storage 1 8,857,978.05 0.86 4.4050 108 1.417700
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
Loan Rate
Loan Rate (%) # of Loans Ending Sched Balance % of Agg Balance WAC WAM Wtd Avg DSCR
4.00 or Less 0 0.00 0.00 0.0000 0 0.000000
4.01 to 4.25 2 18,912,158.07 1.83 4.1561 76 1.554944
4.26 to 4.50 12 172,167,603.71 16.70 4.3894 81 1.915194
4.51 to 4.75 30 471,496,934.46 45.73 4.6365 93 1.585882
4.76 to 5.00 15 196,567,319.44 19.06 4.8533 138 1.679873
5.01 to 5.25 5 151,830,532.39 14.73 5.1788 103 1.286203
5.26 to 5.50 3 17,469,573.44 1.69 5.3705 108 1.447449
5.51 to 5.75 1 2,650,961.79 0.26 5.5750 108 1.520000
5.76 to 6.00 0 0.00 0.00 0.0000 0 0.000000
6.01 to 6.25 0 0.00 0.00 0.0000 0 0.000000
6.26 to 6.50 0 0.00 0.00 0.0000 0 0.000000
6.51 to 6.75 0 0.00 0.00 0.0000 0 0.000000
6.76 to 7.00 0 0.00 0.00 0.0000 0 0.000000
7.01 or Greater 0 0.00 0.00 0.0000 0 0.000000
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Stratification Detail
Anticipated Remaining Term
Anticipated Remaining Term
# of Loans
Ending Sched Balance
% of Agg Balance
WAC
WAM
Wtd Avg DSCR
60 Months or Less 7 174,957,373.50 16.97 4.4902 48 1.710616
61 to 90 Months 4 64,569,950.27 6.26 4.7891 72 1.717734
91 Months or Greater 57 791,567,759.53 76.77 4.7684 115 1.581027
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
(When current DSCR is not available, the most currently provided DSCR will be used.)
Remaining Amortization Term
Remaining Amortization Term
# of Loans
Ending Sched Balance
% of Agg Balance
WAC
WAM
Wtd Avg DSCR
240 Months or Less 10 256,612,158.07 24.89 4.5830 100 1.879601
241 to 270 Months 0 0.00 0.00 0.0000 0 0.000000
271 to 300 Months 8 70,667,664.86 6.85 4.8650 108 1.322198
301 Months or Greater 50 703,815,260.37 68.26 4.7590 100 1.542910
Totals 68 1,031,095,083.30 100.00 4.7225 101 1.611577
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Mortgage Loan Detail
Loan
OMCR(1)
Prop Type
City
State
Interest Payment
Principal Payment
Gross Coupon
Maturity Date
Neg Am Flag
Beginning Scheduled Balance
Ending Scheduled Balance
Paid Through Date
Apprasial Reduction Date
Apprasial Reduction Amount
Payment Status (2)
Workout Strategy (3)
Mod Type (4)
453000201 001 LO Philadelphia PA 214,345.55 61,446.69 5.24000% 2/1/24 N 49,086,767.29 49,025,320.60 7/1/15 N/A 0.00 0 0 0
302271002 002 MU Boston MA 307,052.50 0.00 4.67000% 7/1/19 N 78,900,000.00 78,900,000.00 7/1/15 N/A 0.00 0 0 0
001442068 003 RT Tucson AZ 220,375.00 0.00 4.30000% 6/1/19 N 61,500,000.00 61,500,000.00 7/1/15 N/A 0.00 0 0 0
302271004 004 MF Statesboro GA 208,292.50 0.00 5.07000% 2/1/24 N 49,300,000.00 49,300,000.00 7/1/15 N/A 0.00 0 0 0
001442075 005 RT Santa Fe NM 172,173.33 0.00 4.73872% 7/1/21 N 43,600,000.00 43,600,000.00 7/1/15 N/A 0.00 0 0 0
302271006 006 N/A Kailua-Kona HI 148,000.00 0.00 4.80000% 6/1/39 N 37,000,000.00 37,000,000.00 7/1/15 N/A 0.00 0 0 0
302271007 007 RT Marlboro NJ 126,830.78 46,251.25 4.54000% 7/1/24 N 33,523,553.31 33,477,302.06 7/1/15 N/A 0.00 0 0 0
300801052 008 MU Jackson MS 126,500.00 0.00 4.60000% 6/1/24 N 33,000,000.00 33,000,000.00 7/1/15 N/A 0.00 0 0 0
300801065 009 MF Various CA 112,046.29 0.00 4.99000% 7/1/24 N 26,945,000.00 26,945,000.00 7/1/15 N/A 0.00 0 0 0
300801058 010 MU Napa CA 101,360.21 0.00 4.54700% 7/1/24 N 26,750,000.00 26,750,000.00 7/1/15 N/A 0.00 0 0 0
001442032 011 RT Louisville KY 97,641.77 46,022.55 4.73000% 7/1/24 N 24,771,697.26 24,725,674.71 7/1/15 N/A 0.00 0 0 0
001442165 012 LO Charlotte NC 98,877.18 32,440.31 4.81000% 7/1/24 N 24,667,902.82 24,635,462.51 7/1/15 N/A 0.00 0 0 0
300801040 013 LO Anaheim CA 95,570.42 0.00 4.68100% 5/1/24 N 24,500,000.00 24,500,000.00 7/1/15 N/A 0.00 0 0 0
001441923 014 RT Miami FL 87,733.33 0.00 4.48000% 7/1/24 N 23,500,000.00 23,500,000.00 7/1/15 N/A 0.00 0 0 0
302271015 015 MU San Diego CA 83,617.33 0.00 4.76000% 7/1/24 N 21,080,000.00 21,080,000.00 7/1/15 N/A 0.00 0 0 0
302271016 016 RT Dallas TX 79,144.00 0.00 4.56600% 6/1/24 N 20,800,000.00 20,800,000.00 7/1/15 N/A 0.00 0 0 0
300801059 017 LO Houston TX 81,744.78 26,954.54 4.79700% 7/1/24 N 20,448,976.10 20,422,021.56 7/1/15 N/A 0.00 0 0 0
302271018 018 MF Irmo SC 72,989.58 0.00 4.55000% 6/1/24 N 19,250,000.00 19,250,000.00 7/1/15 N/A 0.00 0 0 0
300801034 019 LO Del Mar CA 75,310.42 0.00 4.88500% 5/1/24 N 18,500,000.00 18,500,000.00 7/1/15 N/A 0.00 0 0 0
453000202 01A N/A 214,345.55 61,446.69 5.24000% 2/1/24 N 49,086,767.29 49,025,320.60 7/1/15 N/A 0.00 0 0 0
001442057 020 RT Various KY 69,242.34 33,221.50 4.68000% 7/1/24 N 17,754,445.42 17,721,223.92 7/1/15 N/A 0.00 0 0 0
001441771 021 RT Marlborough MA 68,400.00 0.00 4.56000% 4/1/24 N 18,000,000.00 18,000,000.00 7/1/15 N/A 0.00 0 0 0
302271022 022 RT Slingerlands NY 61,466.67 0.00 4.61000% 7/1/24 N 16,000,000.00 16,000,000.00 7/1/15 N/A 0.00 0 0 0
302271023 023 RT Vallejo CA 46,155.47 19,212.27 4.37000% 6/1/23 N 12,674,270.89 12,655,058.62 7/1/15 N/A 0.00 0 0 0
302271024 024 RT Moreno Valley CA 48,471.67 0.00 4.58000% 7/1/24 N 12,700,000.00 12,700,000.00 7/1/15 N/A 0.00 0 0 0
302271025 025 RT Coachella CA 48,012.61 16,614.42 4.67300% 7/1/24 N 12,329,367.01 12,312,752.59 7/1/15 N/A 0.00 0 0 0
Reports Available at www.sf.citidirect.com Page 14 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Mortgage Loan Detail
Loan
OMCR(1)
Prop Type
City
State
Interest Payment
Principal Payment
Gross Coupon
Maturity Date
Neg Am Flag
Beginning Scheduled Balance
Ending Scheduled Balance
Paid Through Date
Apprasial Reduction Date
Apprasial Reduction Amount
Payment Status (2)
Workout Strategy (3)
Mod Type (4)
302271026 026 RT Las Vegas NV 47,740.00 0.00 4.62000% 7/1/24 N 12,400,000.00 12,400,000.00 7/1/15 N/A 0.00 0 0 0
001442272 027 RT Valencia CA 44,600.00 0.00 4.46000% 6/1/24 N 12,000,000.00 12,000,000.00 7/1/15 N/A 0.00 0 0 0
302271028 028 OF Del Mar CA 41,655.03 16,000.43 4.41000% 7/1/19 N 11,334,702.62 11,318,702.19 7/1/15 N/A 0.00 0 0 0
300801028 029 LO Anaheim CA 40,493.89 15,723.73 4.42000% 4/1/24 N 10,993,817.19 10,978,093.46 7/1/15 N/A 0.00 0 0 0
302271030 030 MF Roanoke VA 34,935.00 0.00 4.11000% 7/1/19 N 10,200,000.00 10,200,000.00 7/1/15 N/A 0.00 0 0 0
001341646 031 RT Taylortown NC 40,930.10 12,568.86 4.97000% 8/1/21 N 9,882,519.13 9,869,950.27 7/1/15 N/A 0.00 0 0 0
001441863 032 RT Pacific Palisades CA 38,674.48 13,255.44 4.71100% 6/1/24 N 9,851,279.34 9,838,023.90 7/1/15 N/A 0.00 0 0 0
302271033 033 OF Glendale AZ 34,653.33 0.00 4.52000% 7/1/24 N 9,200,000.00 9,200,000.00 7/1/15 N/A 0.00 0 0 0
302271034 034 LO Grapevine TX 36,216.92 16,451.93 4.90000% 3/1/24 N 8,869,450.58 8,852,998.65 7/1/15 N/A 0.00 0 0 0
300801066 035 SS Vauxhall NJ 32,562.17 12,532.90 4.40500% 7/1/24 N 8,870,510.95 8,857,978.05 7/1/15 N/A 0.00 0 0 0
001442264 036 RT Massena NY 30,652.47 24,886.80 4.21000% 7/1/24 N 8,737,044.87 8,712,158.07 7/1/15 N/A 0.00 0 0 0
302271037 037 MF Greensboro NC 32,178.33 0.00 4.49000% 6/1/24 N 8,600,000.00 8,600,000.00 7/1/15 N/A 0.00 0 0 0
302271038 038 N/A Greenwich CT 29,600.00 0.00 4.44000% 7/1/24 N 8,000,000.00 8,000,000.00 7/1/15 N/A 0.00 0 0 0
300801063 039 RT Bealeton VA 34,686.52 9,112.88 5.40000% 7/1/24 N 7,708,115.93 7,699,003.05 7/1/15 N/A 0.00 0 0 0
300801055 040 RT Mesa AZ 29,210.58 0.00 4.93700% 7/1/21 N 7,100,000.00 7,100,000.00 7/1/15 N/A 0.00 0 0 0
302271041 041 OF Various AZ 24,071.74 8,268.03 4.68000% 8/1/19 N 6,172,241.74 6,163,973.71 7/1/15 N/A 0.00 0 0 0
001442315 042 RT Columbia SC 22,706.45 8,070.14 4.60500% 7/1/24 N 5,916,988.99 5,908,918.85 7/1/15 N/A 0.00 0 0 0
302271043 043 OF El Paso TX 21,200.00 0.00 4.80000% 7/1/24 N 5,300,000.00 5,300,000.00 7/1/15 N/A 0.00 0 0 0
302271044 044 RT Nanuet NY 19,478.85 7,312.53 4.48000% 6/1/24 N 5,217,550.13 5,210,237.60 7/1/15 N/A 0.00 0 0 0
300801068 045 LO Nashville TN 22,821.67 8,793.89 5.30000% 8/1/24 N 5,167,170.16 5,158,376.27 7/1/15 N/A 0.00 0 0 0
302271046 046 MF Vacaville CA 19,762.50 0.00 4.65000% 6/1/24 N 5,100,000.00 5,100,000.00 7/1/15 N/A 0.00 0 0 0
302271047 047 RT Conway AR 19,166.67 0.00 4.60000% 7/1/24 N 5,000,000.00 5,000,000.00 7/1/15 N/A 0.00 0 0 0
302271048 048 RT Malone NY 19,791.67 0.00 4.75000% 7/1/24 N 5,000,000.00 5,000,000.00 7/1/15 N/A 0.00 0 0 0
001442276 049 RT Jamestown NC 18,485.19 6,849.08 4.50000% 7/1/24 N 4,929,382.87 4,922,533.79 7/1/15 N/A 0.00 0 0 0
300801064 050 LO Portland OR 20,789.94 7,792.17 5.40000% 7/1/24 N 4,619,986.29 4,612,194.12 7/1/15 N/A 0.00 0 0 0
300801047 051 OF San Diego CA 17,455.47 6,348.00 4.56000% 6/1/19 N 4,593,545.60 4,587,197.60 7/1/15 N/A 0.00 0 0 0
Reports Available at www.sf.citidirect.com Page 15 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Mortgage Loan Detail
Loan
OMCR(1)
Prop Type
City
State
Interest Payment
Principal Payment
Gross Coupon
Maturity Date
Neg Am Flag
Beginning Scheduled Balance
Ending Scheduled Balance
Paid Through Date
Apprasial Reduction Date
Apprasial Reduction Amount
Payment Status (2)
Workout Strategy (3)
Mod Type (4)
001442265 052 RT Petaluma CA 16,727.08 0.00 4.34000% 7/1/24 N 4,625,000.00 4,625,000.00 7/1/15 N/A 0.00 0 0 0
302271053 053 RT Orlando FL 17,919.86 5,924.92 4.79000% 7/1/24 N 4,489,316.61 4,483,391.69 7/1/15 N/A 0.00 0 0 0
001442111 054 RT Albertville AL 17,625.00 0.00 4.70000% 7/1/24 N 4,500,000.00 4,500,000.00 7/1/15 N/A 0.00 0 0 0
300801062 055 OF Westminster CO 16,575.00 0.00 4.68000% 7/1/24 N 4,250,000.00 4,250,000.00 7/1/15 N/A 0.00 0 0 0
302271056 056 IN Tempe AZ 15,433.33 0.00 4.63000% 6/1/21 N 4,000,000.00 4,000,000.00 7/1/15 N/A 0.00 0 0 0
300801061 057 MF Cheektowaga NY 15,717.23 4,981.11 4.90000% 7/1/24 N 3,849,118.27 3,844,137.16 7/1/15 N/A 0.00 0 0 0
302271058 058 RT Odessa TX 14,503.33 0.00 4.58000% 6/1/24 N 3,800,000.00 3,800,000.00 7/1/15 N/A 0.00 0 0 0
302271059 059 RT Plano TX 14,644.20 4,917.58 4.75000% 7/1/24 N 3,699,586.15 3,694,668.57 7/1/15 N/A 0.00 0 0 0
302271060 060 RT Sugar Grove IL 14,460.83 0.00 4.69000% 7/1/24 N 3,700,000.00 3,700,000.00 7/1/15 N/A 0.00 0 0 0
300801060 061 IN San Antonio TX 13,357.40 0.00 4.87200% 7/1/24 N 3,290,000.00 3,290,000.00 7/1/15 N/A 0.00 0 0 0
302271062 062 RT Merrillville IN 12,040.19 3,845.16 4.88000% 7/1/24 N 2,960,702.76 2,956,857.60 7/1/15 N/A 0.00 0 0 0
300801067 063 LO Richmond VA 12,336.21 4,365.30 5.57500% 7/1/24 N 2,655,327.09 2,650,961.79 7/1/15 N/A 0.00 0 0 0
001442083 064 RT Fishers IN 10,362.70 3,505.10 4.74500% 6/1/24 N 2,620,703.65 2,617,198.55 7/1/15 N/A 0.00 0 0 0
300801054 065 MH Malabar FL 10,312.98 4,374.69 5.05000% 6/1/24 N 2,450,610.09 2,446,235.40 7/1/15 N/A 0.00 0 0 0
302271066 066 MF Decatur GA 9,226.25 0.00 4.84000% 7/1/19 N 2,287,500.00 2,287,500.00 7/1/15 N/A 0.00 0 0 0
302271067 067 RT Plainwell MI 8,518.25 2,578.92 5.02000% 7/1/24 N 2,036,234.71 2,033,655.79 7/1/15 N/A 0.00 0 0 0
Totals 68 4,059,978.09 552,069.81 1,031,647,153.11 1,031,095,083.30 0.00
Reports Available at www.sf.citidirect.com Page 16 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Delinquency Loan Detail
Loan Number OMCR # of Months Delinq Actual Principal Balance Paid Through Date Current P&I Advances (Net of ASER)
Total P&I Advances Outstanding Cumulative Accrued Unpaid Interest Advances Other Expense Advances Outstanding
Payment Status (2) Workout Strategy (3) Most Recent Special Serv Transfer Date Foreclosure Date Bankruptcy Date REO Date
There is no delinquency loan activity for the current distribution period.
Reports Available at www.sf.citidirect.com Page 17 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Delinquency Information
Distribution Less Than 1 Month 1 Month 2 Months 3+ Months Bankruptcy Foreclosure REO
Date End Sched Bal # End Sched Bal # End Sched Bal # End Sched Bal # End Sched Bal # End Sched Bal # End Sched Bal #
07/17/2015 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
06/17/2015 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
05/15/2015 8,600,000.00 1 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.833% 1.5% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
04/17/2015 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
03/17/2015 33,795,257.31 4 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
3.271% 5.9% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
02/18/2015 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
01/16/2015 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
12/17/2014 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
11/18/2014 10,200,000.00 1 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.985% 1.5% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
10/20/2014 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
09/17/2014 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0 0.00 0
0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0% 0.000% 0.0%
Reports Available at www.sf.citidirect.com Page 18 of 29 © Copyright 2015 Citigroup

Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Appraisal Reduction Detail
Loan Number OMCR Property Name Appraisal Reduction Amount Appraisal Reduction Date Most Recent ASER Amount Cumulative ASER Amount
There is no appraisal reduction activity for the current distribution period.
Totals
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Appraisal Reduction Detail
Distribution Date Loan Number OMCR Property Name Appraisal Reduction Amount Appraisal Reduction Date Most Recent ASER Amount Cumulative ASER Amount
There is no historical appraisal reduction activity.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Loan Modification Detail
Loan Number OMCR Property Name Modification Date Modification Type (4) Modification Description
There is no loan modification activity for the current distribution period.
Totals
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Loan Modification Detail
Distribution Date Loan Number OMCR Property Name Modification Date Modification Type (4) Modification Description
There is no historical loan modification activity.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Specially Serviced Loan Detail
Loan Number OMCR Workout Strategy (3) Most Recent Inspection Date Most Recent Specially Serviced Transfer Date
Most Recent Valuation Date Most Recent Value Other REO Property Value Comment from Special Servicer
There is no specially serviced loan activity for the current distribution period.
Totals
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Specially Serviced Loan Detail
Distribution Date Loan Number OMCR Special Serviced Trans Date Workout Strategy (3) Special Serviced Loan to MS Scheduled Balance Actual Balance Property Type (1) State Interest Rate Note Date Net Operating Income (NOI) DSCR Maturity Date WART
There is no historic specially serviced loan activity.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
2014-C17
Unscheduled Principal Detail
Loan Number OMCR Liquidation / Prepayment Date Liquid / Prepay Type (5) Unscheduled Principal Collections Unscheduled Principal Adjustments Other Interest Adjustments Prepayment Interest Excess / (Shortfall) Prepayment Penalties Yield Maintenance Penalties
There is no unscheduled principal activity for the current distribution period.
Totals
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Unscheduled Principal Detail
Distribution Date Loan Number OMCR Liquidation / Prepayment Date Liquid / Prepay Type (5) Unscheduled Principal Collections Unscheduled Principal Adjustments Other Interest Adjustments Prepayment Interest Excess / (Shortfall) Prepayment Penalties Yield Maintenance Penalties
There is no historical unscheduled principal activity.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Liquidated Loan Detail
Loan Number OMCR Final Recovery Determ Date Most Recent Appraisal Date Most Recent Appraisal Value Actual Balance
Gross Proceeds Proceeds as % of Act Bal Liquidation Expenses Net Liquidation Proceeds Net Proceeds as a % of Act Bal
Realized Losses Repurchased by Seller (Y/N)
There is no liquidated loan activity for the current distribution period.
Totals
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
Historical Liquidated Loan Detail
Distribution Date Loan Number OMCR Final Recovery Determ Date Most Recent Appraisal Date Most Recent Appraisal Value
Actual Balance Gross Proceeds Gross Proceeds as % of Act Bal Liquidation Expenses Net Liquidation Proceeds Net Proceeds as a % of Act Bal
Realized Loss Repurchased by Seller (Y/N)
There is no historical liquidated loan activity.
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Distribution Date: 07/17/2015 Morgan Stanley Bank of America Merrill Lynch Trust citi
Determination Date: 07/13/2015 Commercial Mortgage Pass-Through Certificates
Series 2014-C17
CREFC® Legends
(1) Property Type
MF = Multifamily
RT = Retail
HC = HealthCare
IN = Industrial
WH = Warehouse
MH = Mobile Home Park
OF = Office
MU = Mixed Use
LO = Lodging
SS = Self Storage
OT = Other
SE = Securities
CH = Cooperative Housing
N/A = Not Available
(2) Payment Status
A. In Grace Period
B. Late, but less than 30 Days
0. Current
1. 30-59 Days Delinquent
2. 60-89 Days Delinquent
3. 90+ Days Delinquent
4. Performing Matured Balloon
5. Non Performing Matured Balloon
98. Not Provided By Servicer
(3) Workout Strategy
1. Modification
2. Foreclosure
3. Bankruptcy
4. Extension
5. Note Sale
6. DPO
7. REO
8. Resolved
9. Pending Return to Master Servicer
10. Deed In Lieu of Foreclosure
11. Full Payoff
12. Reps and Warranties
13. Other or TBD
98. Not Provided By Servicer
(4) Modification Type
1. Maturity Date Extension
2. Amortization Change
3. Principal Write-Off
4. Blank (formerly Combination)
5. Temporary Rate Reduction
6. Capitalization of Interest
7. Capitalization of Taxes
8. Other
9. Combination
(5) Liquidation / Prepayment Type
1. Partial Liquidation (Curtailment)
2. Payoff Prior To Maturity
3. Disposition / Liquidation
4. Repurchase / Substitution
5. Full Payoff At Maturity
6. DPO
7. Not Used
8. Payoff With Penalty
9. Payoff With Yield Maintenance
10. Curtailment With Penalty
11. Curtailment With Yield Maintenance
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